Income Tax - Schedule of Capitalize, and subsequently Amortize R&D Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Capitalize, and subsequently Amortize R&D Expenses [Abstract]
Current
Deferred (note 19)	10,425	1,428	(7,150)	(4,248)
Total income tax expense/(credit) for the year	¥ 10,425	$ 1,428	¥ (7,150)	¥ (4,248)